Statutory Financial Information and Dividend Limitations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ (34.0)	$ 68.0	$ 50.8
Statutory capital and surplus	614.2	$ 644.5
Deficit position used to determine payment of dividends	373.7
Maximum dividends company can pay during 2019 without regulatory approval	61.4
Adjusted Statutory capital and surplus	639.3
Authorized control level RBC	$ 88.9